LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
LOSS PER SHARE

14. LOSS PER SHARE

	2024	2023	2022

Numerator Net loss	$(56,695,823)	$(20,267,365)	$(21,036,690)
Denominator
Weighted average number of common shares outstanding	60,246,653	40,099,752	36,739,857
Weighted average number of common shares outstanding - diluted	60,246,653	40,099,752	36,739,857
Basic and diluted loss per share	$(0.94)	$(0.51)	$(0.57)

The effect of common share purchase options, warrants, compensation warrants and shares to be issued on the net loss in 2024, 2023 and 2022 is not reflected as they are anti-dilutive.